Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenue
Schedule of disaggregation of revenue

($ in millions)
For the year ended December 31:	2019	2018
Cognitive Applications	$5,765	$5,633	*
Cloud & Data Platforms	9,499	8,603	*
Transaction Processing Platforms	7,936	7,974	*
Total Cloud & Cognitive Software	$23,200	$22,209	*
Consulting	$7,993	$7,705
Application Management	7,646	7,852
Global Process Services	995	1,037	*
Total Global Business Services	$16,634	$16,595	*
Infrastructure & Cloud Services	$20,736	$22,185	*
Technology Support Services	6,625	6,961
Total Global Technology Services	$27,361	$29,146	*
Systems Hardware	$5,918	$6,363
Operating Systems Software	1,686	1,671
Total Systems	$7,604	$8,034
Global Financing**	$1,400	$1,590
Other	$948	$2,018	*
Total Revenue	$77,147	$79,591

*   Recast to conform to 2019 presentation.

** Contains lease and loan/working capital financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Schedule of disaggregation of revenue by geography

($ in millions)
For the year ended December 31:	2019	2018
Americas	$36,274	$36,994
Europe/Middle East/Africa	24,443	25,491
Asia Pacific	16,430	17,106
Total	$77,147	$79,591

Schedule of reconciliation of contract balances

($ in millions)
At December 31:	2019	2018
Notes and accounts receivable—trade (net of allowances of $299 in 2019 and $309 in 2018)	$7,870	$7,432
Contract assets (1)	492	470
Deferred income (current)	12,026	11,165
Deferred income (noncurrent)	3,851	3,445
(1)	Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

Schedule of deferred contract costs

($ in millions)
At December 31:	2019	2018
Capitalized costs to obtain a contract	$609	$717
Deferred costs to fulfill a contract
Deferred setup costs	1,939	2,085
Other deferred fulfillment costs	1,820	2,173
Total deferred costs (1)	$4,368	$4,975
(1)	Of the total deferred costs, $1,896 million was current and $2,472 million was noncurrent at December 31, 2019 and $2,300 million was current and $2,676 million was noncurrent at December 31, 2018.